UNIFIED SERIES TRUST

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

Special Meeting of Shareholders

to be Held June 2, 2010

May 20, 2010

Dear Shareholder:

On behalf of the Board of Trustees of Unified Series Trust (the "Trust"), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the Trust with respect to the Archer Balanced Fund (the "Transferring Fund"), a series of the Trust, to be held on June 2, 2010, at 10:00 a.m. Eastern time at the offices of the Advisor, Archer Investment Corporation, located at 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240 .

At the Special Meeting, you will be asked:

1.

To approve an Agreement and Plan of Reorganization, dated as of November 9, 2009, by and between the Trust, on behalf of the Transferring Fund, and the Archer Investment Series Trust, on behalf of the Archer Balanced Fund (the “Archer Fund”), a series of Archer Investment Series Trust (the “Reorganization”); and

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

If the Reorganization is approved by the shareholders of the Transferring Fund, the shareholders will become shareholders of shares of the Archer Fund, on the date of the Reorganization.  The Reorganization is expected to occur on or about June 2, 2010.  The management of the Transferring Fund is the Archer Investment Corporation.  The Archer Investment Corporation will also be the management of the Archer Fund.  The management of the Transferring Fund, believes that the shareholders of the Archer Fund will benefit from potentially lower expenses because it has been able to obtain lower cost pricing through new contracts with certain service providers of the Archer Fund, while continuing to benefit from the advisory services provided by the identical investment adviser to the Transferring Fund.

If the Reorganization is not approved by shareholders, the Board of Trustees of the Trust will consider other options, which may include liquidating the Transferring Fund, holding another shareholders' meeting to request a vote on the same or modified proposal(s) or continuing to operate the Transferring Fund in its present form for a period of time.  The Reorganization will not proceed without approval of the shareholders.

The Board of Trustees of the Archer Investment Series Trust recommends that you vote FOR the Proposal.

The details of the proposed Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next several pages.  Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.

If you have any questions on the Reorganization, please call 1-877-824-3406.

Sincerely,

Melissa K. Gallagher

President

QUESTIONS AND ANSWERS RELATING TO THE PROPOSED REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview and discussion of the proposed reorganization, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on June 2, 2010?

A.

You are being asked to approve the proposed reorganization (the “Reorganization”) of the Archer Balanced Fund, a series of the Unified Series Trust (the “Transferring Fund”) into the Archer Balanced Fund, a series of Archer Investment Series Trust (the “Archer Fund”).  If the Reorganization is approved by the shareholders, shareholders of the Transferring Fund will become shareholders of shares of the Archer Fund on the date of the Reorganization

Q.

Why has the Reorganization been proposed?

A.

The investment adviser to the Transferring Fund has informed the Board of Trustees that it does not want to continue to manage the Fund as a series of the Unified Trust.  The Advisor believes there are potential benefits for the shareholders such as from potentially lower expenses because it is able to obtain lower cost pricing through new contracts with certain service providers of the Archer Fund, while continuing to benefit from the advisory services provided by the identical investment adviser to the Transferring Fund.  The Reorganization has been structured with the intention that it will qualify, for federal income tax purposes, as a tax-free reorganization.

Q.

How do the investment objectives and principal investment strategies of the Transferring Fund and the Archer Fund compare?

A.

The investment objectives of each Fund are identical.  Each fund seeks total return which is composed of both income and capital appreciation

Q.

Will there be any changes in the portfolio managers following the proposed Reorganization?

A.

No.  Troy C. Patton and Steve Demas of Archer Investment Corporation are the portfolio managers for the Transferring Fund, and will continue as portfolio managers after the Reorganization.

Q.

What will happen to my existing shares?

A.

If the Reorganization is approved, you will become a shareholder of the Archer Fund on the date of the Reorganization.  Your shares of the Transferring Fund will be exchanged for shares of the Archer Fund.  The new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.

Who will pay for the expenses of the Reorganization?

A.

The expenses of the Reorganization, including proxy solicitation and shareholder meeting costs, legal expenses, printing, packaging and postage, will be paid by Archer Investment Corporation, the investment advisor of both the Transferring Fund and the Archer Fund.

Q.

Will the Reorganization create a taxable event for me?

A.

No.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.

What are the investment minimums for the shares of the Archer Fund?

A.

Shares of the Archer Fund have an initial investment minimum of $2,000.  The subsequent investment minimum is $100.  Existing Transferring Fund shareholders who receive shares as part of the Reorganization will be exempted from the initial investment minimum.  Please note that if you subsequently close your account, you will need to satisfy the applicable investment minimum if you decide to purchase additional shares of the Archer Fund at a later date.

Q.

What is the timetable for the Reorganization?

A.

If approved by shareholders at the Special Meeting, the Reorganization is expected to occur on or about June 2, 2010.

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the Transferring Fund do not approve the Reorganization, the Unified Series Trust Board of Trustees will consider other possible courses of action in the best interests of shareholders, which may include liquidating the Transferring Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal(s), or continuing to operate the Transferring Fund in its present form for a period of time.  The Reorganization will not proceed until such time as the Reorganization is approved by Transferring Fund shareholders.

Q.

Has the Unified Series Trust Board of Trustees approved the Reorganization?

A.

Yes.  The Unified Series Trust Board of Trustees has approved the Reorganization.

Q.

What will happen if there are not enough votes to approve the Reorganization?

A.

It is important that we receive your signed proxy card to ensure that there is a quorum for the Special Meeting.  If we do not receive your vote after several days, you may be contacted by officers of Archer Investment Series Trust or employees of Archer Investment Corporation who will remind you to vote your shares and help you return your proxy.

Q.

How do I sign the proxy card?

A.

INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown on the account registration shown on the card.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity.  This can be shown in the form of the account registration itself or by the individual executing the proxy card.

For example, a trustee for a trust should include his or her title when he or she signs, such as "Jane Doe, Trustee"; or an authorized officer of a company should indicate his or her position with the company, such as "John Smith, President."

Q.

Who should I call with questions about this proxy?

A.

If you have any questions regarding this proxy, please contact the Unified Series Trust by calling 1-877-824-3406.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD PROMPTLY.

YOUR VOTE IS VERY IMPORTANT!

UNIFIED SERIES TRUST

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

to be held on June 2, 2010

Notice is hereby given that a Special Meeting of shareholders (the "Special Meeting") of Unified Series Trust (the "Trust") with respect to the Archer Balanced Fund (the "Transferring Fund"), a series of the Trust, will be held at 10:00 a.m. Eastern time, on June 2, 2010 at the offices of the Trust, 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240 for the purpose of considering the proposals set forth below:

1.

To approve an Agreement and Plan of Reorganization, dated as of November 9, 2009, by and between the Trust, on behalf of the Transferring Fund, and the Archer Investment Series Trust, on behalf of the Archer Balanced Fund (the “Archer Fund”), a series of Archer Investment Series Trust (the “Reorganization”); and

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above.  You may vote at the Special Meeting (or any adjournments thereof) if you are the record owner of shares of the Archer Balanced Fund as of the close of business on April 16, 2010.  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Trust for additional information by calling 1-(317) 917-7000.

By Order of the Board of Trustees,

/s/  Heather Bonds

Heather Bonds, Secretary

May 25, 2010

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

.

PROXY STATEMENT/PROSPECTUS

Dated: May 25, 2010

Relating to the acquisition of the assets and the assumption of the liabilities of shares of

ARCHER BALANCED FUND

a series of

UNIFIED SERIES TRUST

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

by and in exchange for shares of

ARCHER BALANCED FUND

a series of

ARCHER INVESTMENT SERIES TRUST

9000 Keystone Crossing, Suite 630,

Indianapolis, IN 46240

This Proxy Statement/Prospectus constitutes the proxy statement of Archer Balanced Fund for the Special Meeting of shareholders (the "Special Meeting") and is expected to be sent to shareholders on or about June 2, 2010.

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees ("Trustees" or "Board") of Unified Series Trust (the "Trust") in connection with a Special Meeting of shareholders of the Archer Balanced Fund (the "Transferring Fund"), a series of the Trust, to be held on June 2, 2010 at 10:00 a.m. Eastern time at the offices of the Trust, 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240.  At the Special Meeting, shareholders of the Transferring Fund will be asked to consider and approve the following proposals:

Proposals

1.

To approve an Agreement and Plan of Reorganization, dated as of November 9, 2009, by and between the Trust, on behalf of the Transferring Fund, and the Archer Investment Series Trust, on behalf of the Archer Balanced Fund (the “Archer Fund”), a series of Archer Investment Series Trust (the “Reorganization”); and

2

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

A copy of the Agreement and Plan of Reorganization is attached as Exhibit A.

The Agreement and Plan of Reorganization provides that the Transferring Fund will transfer all of its assets and liabilities, on an equivalent basis, to the Archer Balanced Fund (the "Archer Fund").  In exchange for the transfer of these assets and liabilities, the Archer Fund will simultaneously issue its shares to the Transferring Fund in an amount equal in value to the net asset value of the Transferring Fund's shares as of the close of business on the business day preceding the foregoing transfer.  These transfers are expected to occur on or about May 31, 2010 (the "Closing Date").

Immediately after the transfer of the Transferring Fund's assets and liabilities, the Fund will make a liquidating distribution to its shareholders of the Archer Fund shares received, so that a holder of shares in the Transferring Fund at the Closing Date will receive a number of shares of the Archer Fund with the same aggregate value as the shareholder had in the Transferring Fund immediately before the Reorganization.  Thus, at the Closing Date, shareholders of the Transferring Fund will become shareholders of the Archer Fund.  If shareholders of the Transferring Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as it has been approved by shareholders of the Transferring Fund.

The Trust and the Archer Investment Series Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").  Archer Investment Corporation (the “Adviser”) is the investment adviser to the Transferring Fund, and the Archer Fund.  Unified Fund Services, Inc. is the transfer agent, administrative and fund accounting agent for the Transferring Fund and Mutual Shareholder Services, LLC, is the transfer agent and fund accounting agent for the Archer Fund.  Huntington National Bank is the custodian for both the Transferring Fund and the Archer Fund.  Unified Financial Services, Inc. is the distributor of the Transferring Fund.  The Archer Fund will distribute its own shares through its issuer agent, Mr. Troy Patton.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Transferring Fund should know before voting on the Reorganization and should be retained for future reference.  A Statement of Additional Information ("SAI") that relates to this Proxy Statement/Prospectus and that contains additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (That means that the SAI is legally considered to be part of this Proxy Statement/Prospectus).  A copy of the SAI can be obtained without charge by calling toll-free 1-(800) 494-2755.  This document is also available on the SEC's website at www.sec.gov.

Certain additional relevant documents listed below, which also have been filed with the SEC, are incorporated in whole or in part by reference.  A Prospectus and Statement of Additional Information for the Transferring Fund dated December 29, 2009, and including certain financial information about the Transferring Fund, have been filed with the SEC and are incorporated in their entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free 1-(800) 238-7701 or by writing to Transferring Fund, c/o Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.  These documents are also available on the SEC's website at www.sec.gov.  The Archer Fund has filed a registration statement with the SEC to register its shares.   Archer Fund shares will commence operations upon the date of the Reorganization.  A Prospectus and Statement of Additional Information for shares of the Archer Fund dated April 20, 2010, and including certain financial information about the Archer Fund, have been filed with the SEC.  The Statement of Additional Information is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free 1-(800) 494-2755.  These documents will also be available on the SEC's website at www.sec.gov.

The Semi-Annual Report, which is unaudited, for the Transferring Fund for the period ended February 28, 2010 is hereby incorporated in its entirety into this Proxy Statement/Prospectus.  The annual and semi-annual reports can be obtained without charge by calling toll-free 1-(800) 238-7701 or by writing to Transferring Fund, c/o Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. These reports are also available on the SEC's website at www.sec.gov.  The Annual Report for the Archer Investment Series Trust relating to the Archer Fund shares have not yet commenced operations and, therefore, have produced no shareholder reports as of the date of the Proxy Statement/Prospectus.  It is anticipated that beginning on the date of the Reorganization the historical financial data of the Transferring Fund will be reflected in the financial information of the Archer Fund.  The annual report can be obtained without charge by on the date of the reorganization by calling toll-free 1-866-494-2755. This report will also be available on the SEC's website at www.sec.gov at that time.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SYNOPSIS	1
The Reorganization	1
The Funds	2
Fees and Expenses	2
Investment Objectives and Principal Investment Strategies	5
Investment Restrictions	7
Fund Performance	11
The Funds' Purchase, Exchange, and Redemption Procedures	13
PRINCIPAL RISKS	18
FUND MANAGEMENT	20
INFORMATION RELATING TO THE REORGANIZATION	22
Description of the Reorganization	22
Costs of the Reorganization	23
Federal Income Taxes	24
Capitalization	25
REASONS FOR THE REORGANIZATION	25
SHAREHOLDER RIGHTS	26
INFORMATION ABOUT UNIFIED SERIES TRUST AND ARCHER INVESTMENT SERIES TRUST	31
VOTING MATTERS	33
OTHER BUSINESS	36
SHAREHOLDER INQUIRIES	37
EXHIBIT A- AGREEMENT AND PLAN OF REORGANIZATION	38
EXHIBIT B - FINANCIAL HIGHLIGHTS	57

SYNOPSIS

This Synopsis is designed to describe the proposed Reorganization and the Agreement and Plan of Reorganization ("Reorganization Agreement"), and to allow you to compare the current fees, investment objectives, policies and restrictions, distribution, purchase, exchange and redemption procedures of the Transferring Fund with those of the Archer Fund (each a "Fund" or together the "Funds"). This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the Prospectus for each of the Transferring Fund and the Archer Fund.  For more complete information, please read the Prospectus for the Transferring Fund and the Prospectus for the Archer Fund.

The Reorganization

Pursuant to the Reorganization Agreement, the Transferring Fund will transfer all of its assets and liabilities to the Archer Fund in exchange solely for shares of the Archer Fund.  The Transferring Fund will then distribute the Archer Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization will be that shareholders of the Transferring Fund will become shareholders of the Archer Fund.  No sales charges will be imposed in connection with the Reorganization.  If shareholders of the Transferring Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as the Reorganization has been approved by shareholders of the Transferring Fund.

The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on May 31, 2010, the Closing Date. As a result of the Reorganization, each shareholder of the Transferring Fund will become the owner of the number of full and fractional shares of the Archer Fund having an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's Transferring Fund shares as of the close of business on the Closing Date. In the Reorganization, shareholders of the Transferring Fund will receive shares of the Archer Fund.  See "Information Relating to the Reorganization," below.

The Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  See "Information Relating to the Reorganization – Federal Income Taxes," below.

In considering whether to approve the Reorganization, you should note that:

•

For a more complete discussion of these factors, see "Comparison of Investment Objectives and Principal Investment Strategies" and "Principal Risks" below.

•

The Archer Fund’s advisory contract is not materially different from that of the Transferring Fund.

•

The fundamental investment policies of the Archer Fund are not materially different from the policies of the Transferring Fund.

•

The management fee will remain the same.  The Advisor has agreed to continue to waive its management fee and/or reimburse the expenses of the Fund, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage fees and commissions; any 12b-1 fees; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary expenses) at 1.20% of the Fund’s daily net assets. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation.

•

All fees and expenses of the reorganization will be borne by the Advisor and will not be charged, directly or indirectly, to either Fund.

•

The Trust has received an opinion of counsel which states that there will not be direct or indirect federal income tax consequences of the merger to shareholders of the Transferring Fund.

•

The Reorganization will not result in a dilution of the economic interests of the Transferring Fund shareholders because Transferring Fund shareholders will receive Archer Fund shares with the same aggregate NAV as their Transferring Fund shares.

Approval of the Reorganization will require the affirmative vote of the holders of at least a majority of the outstanding shares of the Transferring Fund.  For additional information, see "Voting Matters," below.

For the reasons described above, as further set forth below and in "Reasons for the Reorganization," the Board, including all of its Trustees who are not "interested persons" as that term is defined under the 1940 Act ("Independent Trustees"), has approved the Reorganization.

THE ARCHER BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

The Funds

Unified Series Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Transferring Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Transferring Fund is total return. Total return is comprised of both income and capital appreciation. The investment advisor to the Fund is Archer Investment Corporation, Inc. (the “Advisor”). The Transferring Fund commenced operations on September 27, 2005.

The Archer Investment Series Trust is an open-end management investment company organized as an Ohio business trust on October 7, 2009.  Archer Investment Series Trust offers redeemable shares in different series of investment portfolios.  Archer Balanced Fund (the “Archer Fund”) is the only series of Archer Investment Series Trust and will begin operations upon the Closing Date of this Reorganization after shareholder approval.

Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder of the Archer Fund, will pay the ongoing fees and expenses of the Archer Fund.  The following tables compare the current fees and expenses of the Transferring Fund with those of the Archer Fund before and after the Reorganization.  Because the shares of the Archer Fund are not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the shares of the Archer Fund are based, in part, on estimates by the Advisor.

Expenses of the Transferring Fund are as of August 31, 2009 and expenses of the Archer Fund are estimates as of April 16, 2010.  Pro forma fees and expenses, which are as of the effective date of the Proxy Statement/Prospectus, show estimated fees and expenses of the Archer Fund shares after giving effect to the proposed Reorganization. Pro forma numbers were estimated by the Advisor in good faith and are hypothetical.

It is important to note that if the Reorganization is implemented, shareholders of the Transferring Fund will be subject to the actual fees and expenses of shares of the Archer Fund, which may not be the same as the pro forma fees and expenses.

Comparison of Shareholder Fees

	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	Redemption Fee[1,2]
Transferring Fund	None	None	None	.50%
Archer Fund	None	None	None	.50%

1.  The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 0.50% redemption fee on shares redeemed within 30 calendar days after they are purchased.

2.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees3	Other Expenses 4	Acquired Fund Fees and Expenses5	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement6	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement
Transferring Fund	0.75%	0.00%	2.18%	0.06%	2.99%	(1.73)%	1.26%
Archer Fund	0.75%	0.00%	.90%	0.04%	1.69%5	(0.45)%	1.24%

3.  Each Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing.  The Archer Fund’s Plan will not be activated prior to December 31, 2011.

4 “Other Expenses” – Expenses for the Archer Fund are based on estimates by the Advisor for the current fiscal year.

5 Acquired Fund Fees and expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of a Fund’s Prospectus.

6.  The Advisor  contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund’s average daily net assets.  The contractual agreement is in place through December 31, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. The Management Services Agreement may, on sixty (60) days written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management

Examples

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years1	5 Years1	10 Years1
Transferring Fund	$132	$789	$1,471	$3,289
	1 Year	3 Years1	5 Years1	10 Years1
Archer Fund (Pro forma)	$130	$503	$ n/a	$ n/a

1Assumes the Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed after the initial one-year period.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Summary of Differences in Fees and Expenses

Management Fees.  The management fee of the Transferring Fund, 0.75%, is identical to the management fee of the Archer Fund.

Distribution and Service Fees.  The Transferring Fund and the Archer Fund each have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that provides for identical 12b-1 fees of 0.25% for at least one year following the Reorganization (each a "12b-1 Plan" or "Plan").  Although each Fund has adopted this Plan neither has implemented the Plan.  The Archer Fund does not plan to implement it Rule 12b-1 Plan prior to December 31, 2011.

Other Expenses.  “Other Expenses” as represented in the table above for the Transferring Fund totaling 2.18% are higher than the “Other Expenses” of the Archer Fund which are estimated by the Advisor to be 0.90%.

Annual Fund Operating Expenses.  After applicable waivers and expense reimbursements, the Net Annual Fund Operating Expenses of the Transferring Fund shares currently is 1.24%. After applicable waivers and expense reimbursements, the Net Fund Operating Expenses of the Archer Fund shares is estimated to be 1.26%.  The expense limitation agreement with respect to both Funds which caps the expenses may be modified or terminated only with the approval of a Fund's respective Board of Trustees.

Investment Objectives and Principal Investment Strategies

This section describes the investment objectives and principal investment strategies of each Fund, which are identical.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's Prospectus.

Investment Objective.

Transferring Fund:   The Fund seeks total return.

Archer Fund:  The Fund seeks total return.

Differences. There are no differences between each Fund’s Investment Objective.

Principal Investment Strategies.

Transferring Fund: The Fund seeks to achieve its objective of income and capital appreciation by investing in a diversified portfolio of equity and fixed income securities. The advisor uses a top-down approach to evaluate industries and sectors of the economy that are depressed or have fallen out of favor with investors and then seeks quality companies in those industries or sectors that have value in the advisor’s opinion. Within each, the advisor seeks to find companies with solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Fund will invest up to 70% of its assets in equity securities. The equity component of the Fund’s portfolio will primarily consist of securities of large capitalization companies (i.e., companies with market capitalizations over $10 billion), but the Fund may also invest in small- and mid-capitalization companies if the advisor believes that such investments provide opportunities for greater returns. Equity securities in which the Fund may invest include primarily common stocks, as well as securities convertible into common stocks, preferred stock and exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs).

Under normal circumstances, the Fund will invest at least 30% of its assets in fixed income securities. The fixed income securities in the Fund’s portfolio will primarily have maturities of 5 years or less; however, from time to time, the Fund may invest in fixed income securities with maturities of up to 30 years. Fixed income securities in which the Fund may invest include securities issued by the U.S. government and its agencies and instrumentalities, corporate bonds, foreign government bonds, municipal bonds, and zero-coupon bonds. The Fund typically invests in fixed income securities rated investment grade at the time of purchase (at least BBB/Baa or higher) as determined by one of the following rating organizations: Standard and Poor’s Ratings Group (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the advisor to be of comparable quality. From time to time, depending on general market conditions and the prospects presented by the individual security, the Fund may invest in non-investment grade fixed income securities, commonly known as junk bonds. The Fund will not invest more than 5% of its assets in junk bonds (determined at the time of purchase). The Fund may also invest in reverse convertible notes, which are short-term notes (i.e., with maturities of 1 year or less) linked to individual equity securities which make a single coupon payment at maturity. The holder of the notes has the right to receive at maturity either a fixed cash payment or a fixed number of shares of common stock, depending on the price history of the underlying common stock.

The Fund may invest in equity or fixed income securities of foreign companies operating in developed countries. Equity securities will be limited to sponsored or unsponsored American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a U.S. bank or trust company and represent ownership of underlying securities issued by a foreign company. The Fund may pursue its investment objective directly or indirectly by investing in ETFs, so long as such investment otherwise conforms to the Fund’s investment policies. In evaluating ETFs, the advisor considers the ETF’s investment strategy, the experience of its sponsor, its performance history, volatility, comparative return and risk data, asset size, and expense ratio.

For cash management purposes, the Fund may also invest in short-term, high quality money market instruments such as short-term obligations of the U.S. Government, its agencies or instrumentalities, bank obligations, commercial paper or money market mutual funds. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities mainly for the long-term. However, when the advisor deems that change will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell holdings that the advisor believes have reduced potential for capital appreciation and/or income, have underperformed the market or their relevant economic sectors, have exceeded their fair market values, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance.

The Fund seeks to achieve its objective of total return by investing in a diversified portfolio of equity and fixed income securities. The Advisor uses a top-down approach to evaluate industries and sectors of the economy that are depressed or have fallen out of favor with investors and then seeks quality companies in those industries or sectors that have value in the advisor’s opinion. Within each, the advisor seeks to find companies with solid financial strength and strong management that are selling below their intrinsic value.

Archer Fund:

The Fund seeks to achieve its objective of total return, by investing in a diversified portfolio of equity and fixed income securities. Total return is composed of both income and capital appreciation.  The advisor uses a top-down approach to evaluate industries and sectors of the economy that are depressed or have fallen out of favor with investors and then seeks quality companies in those industries or sectors that have value in the advisor’s opinion. Within each, the advisor seeks to find companies with solid financial strength and strong management that are selling below their intrinsic value.

As a Balanced Fund, under normal circumstances, the Fund will invest up to 70%, but not less than 25% of its total assets in equity securities. The equity component of the Fund’s portfolio will primarily consist of securities of large capitalization companies (i.e., companies with market capitalizations over $10 billion), but the Fund may also invest in small- and mid-capitalization companies if the advisor believes that such investments provide opportunities for greater returns. Equity securities in which the Fund may invest include primarily common stocks, as well as securities convertible into common stocks, and exchange-traded funds (ETFs) that invest primarily in equity securities. The Fund may also invest in real estate investment trusts (REITs).

Further, under normal circumstances, the Fund will invest at least 30%, but not less than 25% of its total assets in fixed income securities, cash and cash equivalents. Fixed income securities in which the Fund may invest include securities issued by the U.S. government and its agencies and instrumentalities, corporate bonds, foreign government bonds, municipal bonds, and zero-coupon bonds, structured notes and similar products, mortgage REIT’s, money market mutual funds and other money market instruments, hybrid certificates of deposit, and investment companies (such as EFT’s) that invest primarily in fixed income securities. The fixed income securities in the Fund’s portfolio will primarily have maturities of 5 years or less; however, from time to time, the Fund may invest in fixed income securities with maturities of up to 30 years. The Fund typically invests in fixed income securities rated investment grade at the time of purchase (at least BBB/Baa or higher) as determined by one of the following rating organizations: Standard and Poor’s Ratings Group (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the advisor to be of comparable quality. From time to time, depending on general market conditions and the prospects presented by the individual security, the Fund may invest in non-investment grade fixed income securities, commonly known as junk bonds. The Fund will not invest more than 5% of its assets in junk bonds (determined at the time of purchase).

The Fund may invest in equity or fixed income securities of foreign companies operating in developed countries. Equity securities will be limited to sponsored or unsponsored American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a U.S. bank or trust company and represent ownership of underlying securities issued by a foreign company. The Fund may pursue its investment objective directly or indirectly by investing in ETFs, so long as such investment otherwise conforms to the Fund’s investment policies. In evaluating ETFs, the advisor considers the ETF’s investment strategy, the experience of its sponsor, its performance history, volatility, comparative return and risk data, asset size, and expense ratio.

For cash management purposes, the Fund may also invest in short-term, high quality money market instruments such as short-term obligations of the U.S. Government, its agencies or instrumentalities, bank obligations, commercial paper or money market mutual funds. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities which meet it mainly for the long-term goals. However, when the advisor deems that change will benefit the Fund, portfolio turnover will not be a limiting factor. Accordingly, the Funs may experience a higher than normal portfolio turnover rate.

The Fund may sell holdings that the advisor believes have reduced potential for capital appreciation and/or income, have underperformed the market or their relevant economic sectors, have exceeded their fair market values, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance.

Differences.  There are no substantive differences between each Fund’s Principal Investment Strategies except that the Archer Fund will not invest in reverse convertible notes

.

Investment Restrictions

This section will help you understand the fundamental and non-fundamental investment restrictions and policies of the Transferring Fund and the Archer Fund, which are identical.

Fundamental Investment Restrictions.

The investment limitations described below have been adopted by each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.

Borrowing Money.

Transferring Fund:  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Archer Fund: The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Comparison: Each Fund's “Borrowing” policy is the same.

2.

Senior Securities.

Transferring Fund: The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

Archer Fund: The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Comparison: Each Fund's “Senior Securities” policy is the same.

3.

Underwriting.

Transferring Fund The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Archer Fund The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Comparison: Each Fund's “Underwriting” policy is the same.

4.

Real Estate.

Transferring Fund The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Archer Fund The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Comparison: Each Fund's “Real Estate” policy is the same.

5.

Commodities.

Transferring Fund The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

Archer Fund The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

Comparison: Each Fund's “Commodities” policy is the same.

6.

Loans.

Transferring Fund The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Archer Fund The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Comparison: Each Fund's “Loans” policy is the same.

7.

Concentration.

Transferring Fund The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Archer Fund The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Comparison: Each Fund's “Concentration” policy is the same.

8.

Diversification.

Transferring Fund With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Archer Fund With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Comparison: Each Fund's “Diversification” policy is the same.

Non-Fundamental.

The following limitations have been adopted by each Fund and are non-Fundamental (see “Fundamental Investment Restrictions” above).

1.

Pledging.

Transferring Fund The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Archer Fund The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Comparison: Each Fund's “Pledging” policy is the same.

2.

Margin Purchases.

Transferring Fund The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

Archer Fund The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

Comparison: Each Fund's “Margin Purchases” policy is the same.

3.

Illiquid Securities.

Transferring Fund The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

Archer Fund The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

Comparison: Each Fund's “Illiquid Securities” policy is the same.

4.

Loans of Portfolio Securities.

Transferring Fund The Fund will not make loans of portfolio securities.

Archer Fund The Fund will not make loans of portfolio securities.

Comparison: Each Fund's “Loans of Portfolio Securities” policy is the same.

Fund Performance

The following information shows the past performance of the Transferring Fund.  The Bar Charts and Average Annual Return Tables show the variability of the returns of Transferring Fund, which is one indicator of the risks of investing in the Fund.

Transferring Fund

Bar Chart

The bar chart shows changes in the Transferring Fund’s total return from year to year.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The past performance (before and after taxes), however, does not necessarily reflect how the Archer Fund will perform in the future.

Annual Total Returns For Calendar Years Ended December 31

Best Quarter:	June 30, 2009	12.02%
Worst Quarter:	December 31, 2008	-14.67%

The Fund’s year-to-date return (not annualized) as of February 28, 2010 was 8.16%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

The Transferring Fund	1 Year	Since Inception (9/27/05)
Return Before Taxes	15.68%	0.10%
Return After Taxes on Distributions¹	14.76%	-1.13%
Return After Taxes on Distributions and Sale of Fund Shares¹	10.19%	-0.57%
Index (reflects no deductions for fees, expenses, or taxes)2 Dow Jones U.S. Moderate Relative Risk Index	22.59%	2.79%

¹ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones U.S. Moderate Relative Risk Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. The Index is representative of a broader market and range of securities than is found in the Fund’s portfolio

Archer Fund

Bar Chart

The Archer Fund commenced operations on April 20, 2010 and, therefore, has no historical performance figures. Upon reorganization the Archer Fund will adopt the historical performance figures of the Transferring Fund.

The Funds' Purchase, Exchange and Redemption Procedures

Share Classes.

The Archer Fund offers only one class of shares.  The Transferring Fund also offers only one class of shares   The Board of Trustees of Archer Investment Series Trust is responsible for approving the creation of various classes of shares and monitoring the Archer Fund’s class structure pursuant to the guidelines established by Rule 18f-3 of the 1940 Act, which provides that the Fund’s expense allocation must be in the best interests of each class individually and the Fund as a whole.

Purchases.

Each Fund's purchase and redemption procedures are identical. The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

Both the Transferring Fund and the Archer Fund has a minimum initial investment in its Fund of $2,000 ($250 for systematic investment plan participants) and a minimum subsequent investment of $100. The Advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Other Purchase Information

Each of the Transferring Fund and the Archer Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank) credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the fund (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each of the Transferring Fund and the Archer Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.

Redemptions

Each Fund permit redemption by mail or telephone. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

Comparison of Valuation of Fund Shares and Fund Securities

There are no differences in the policies for valuation of fund shares and securities between the Transferring Fund and the Archer Fund.  The computation is as follows.  The price (net asset value) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The Trust’s fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise.  Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Comparison of Distribution of Shares

Each of the Transferring Fund and the Archer Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under their respective plans, a Fund may pay a fee of up to 0.25% of its average daily net assets to the Advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. The Archer Fund’s Plan will not be activated prior to December 31, 2011.

Comparison of Market Timing (Frequent Trading) Policy

Each Fund has adopted polices to discourage market timing or frequent trading of Fund shares.  Their respective policies are identical and read as follows.

Each of the Transferring Fund and the Archer Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 0.50% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediary’s customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Comparison of Dividend and Distribution Policies

Both the Transferring Fund and the Archer Fund’s dividend and distribution policies are identical and read as follows.

Dividends and Distributions

Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of net realized capital gains. Each Fund declares and pays dividends at least annually.

Taxes

Net investment income distributed by each Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

Each Fund typically distributes net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to reinvestment of all dividends and other distributions in additional Fund shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

          You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

          Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction

Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met.  However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

Payments to Broker-Dealers and Other Financial Intermediaries.

Although the Fund does not currently have a Rule 12b-1 Plan, if in the future one is instituted, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PRINCIPAL RISKS

All mutual funds carry a certain amount of risk, including the risk that a Fund may not achieve its investment objective.  A Fund's returns will vary and you could lose money on your investment in a Fund.  An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in either Fund is not a complete investment program.  Both Funds share the same principal risks except that since the Advisor will not be investing in Reverse Convertible Notes in the future the risk of investing in those vehicles as been eliminated.  The principal risks are as follows.

•	Management Risk. The advisor’s investment strategy may fail to produce the intended results.

•

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Value Risk. The Fund invests in undervalued securities. The market may not agree with the advisor’s determination that a security is undervalued, and the security’s price may not increase to what the advisor believes is its full value. It may even decrease in value.

•

Equity Risks. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

•

Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

•	Fixed Income Risks.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates decline, the value of the Fund’s investments may go down. Securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. In addition, the issuers of certain types of securities may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

High Yield Securities Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate and credit risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

•

Zero Coupon Bonds. The Fund is required to distribute income accrued with respect to zero coupon bonds to shareholders even where no income is actually received on the bond. From time to time, the Fund may have to liquidate other portfolio securities to satisfy its distribution obligations on such zero coupon bonds.

•

Foreign Risks. To the extent that the Fund invests in foreign securities, it will be subject to additional risks that can increase the potential for losses in the Fund. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

•

Investment Company Securities Risk. When the Fund invests in other investment companies, such as money market mutual funds or ETFs, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds). ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund has no control over the risks taken by the underlying funds in which it invests.

•

Real Estate Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from securities registration; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

•	Government Securities Risks.

Agency Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

No Guarantee. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

•

Hybrid Certificates of Deposit Risk. Unlike a regular CD, a callable CD fluctuates in value. If interest rates go down, the CD gains value; if interest rates go up, the CD loses value. Hybrid CDs typically offer higher interest rates than those available on, and often have longer maturities than, regular CDs.

•

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

Option Risk. Specific market movements of an option and the underlying security cannot be predicted with certainty. When the Fund writes a covered call option, it receives a premium, but also gives up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it retains the risk of loss if the price of the security declines. Other risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement.

•

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk that investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. To the extent that the fixed income portion of the Fund’s portfolio includes structured notes, the Fund may be more volatile than other balanced funds that do not invest in structured notes. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may suffer a loss of principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. To the extent that a structured note is not principal-protected through an insurance feature, the note’s principal will not be protected.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Comparison.  Both Funds' principal investment risks are identical.

FUND MANAGEMENT

Investment Advisor

          Archer Investment Corporation, 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240, serves as the Advisor to both the Transferring Fund and the Archer Fund. The Advisor has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Advisor sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The Advisor was established in August 2005 to manage the Fund which began in September 2005. Troy C. Patton, the Fund’s portfolio manager, is the controlling shareholder of the advisor. The Fund is the first mutual fund managed by the Advisor.

          The Fund is authorized to pay the advisor a fee equal to 0.75% of the Fund’s average daily net assets. The advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund’s average daily net assets. The contractual agreement is in place through December 31, 2011. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. During the fiscal year ended August 31, 2009, the advisor waived its entire advisory fee and reimbursed certain Fund expenses pursuant to its agreement to cap Fund expenses.

           If you invest in the Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the advisor may pay a fee to financial intermediaries for such services.

          To the extent that the advisor pays a fee to a financial intermediary for distribution or shareholder servicing, the advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the advisor pays for the Fund to be included in a “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers

ARCHER FUND
Investment Professional		Primary Title with Investment
Fund Title (if applicable)	Experience with the Archer Fund	Adviser

Troy C. Patton, President

Since December 2009

President

Steven Demas

Since December 2009

Vice President

TRANSFERRING FUND
Investment Professional		Primary Title with Investment
Fund Title (if applicable)	Experience with the Archer Fund	Adviser

Troy C. Patton, President

Since September 2005

President

Steven Demas

Since April 2009

Vice President

Messrs. Troy Patton and Steven Demas have day-to-day responsibility for managing the equity portion of the Fund’s portfolio. The equity investment decisions for the Fund typically are made jointly by Mr. Patton and Mr. Demas, although Mr. Patton has ultimate decision-making authority. Mr. Patton is solely responsible for managing the fixed income portion of the Fund’s portfolio.

          Troy C. Patton. Mr. Patton is the Managing Director and founder of the advisor. Prior to founding the Advisor, Mr. Patton was the founder and president of Frontier Financial Holdings, Inc., an integrated financial services company offering investment services and managed portfolios, lending services, business consulting services, and traditional CPA services through Frontier CPA Group, LLP. Frontier, which Mr. Patton founded in 1996, grew to 10 offices and approximately 80 employees in Indiana and the contiguous states over a period of 8 years, before it was acquired by Fiducial Investment Advisors and Fiducial Lending Corporation in 2004. Mr. Patton served as the Director of Financial Services of Fiducial Investment Advisors and Fiducial Lending Corporation until 2005. Prior to founding Frontier, Mr. Patton served as the chief financial officer and treasurer of Correlated Products, Inc. from 1995 to 1996, and as a senior auditor at Ernst & Young from 1992 to 1995. Mr. Patton graduated from Miami University of Ohio in 1992 with a degree in accountancy.

          Steven Demas. Mr. Demas joined the advisor in April 2009 as a portfolio manager. Mr. Demas was previously employed at Morgan Stanley, serving as a Vice President from 2000-2009 and a Sales Manager from 2007-2009 leading over 50 financial advisors. From 1994-2000, Mr. Demas was employed by Raffensberger & Hughes/National City Investments as a financial advisor. Although Mr. Demas has no prior experience managing a mutual fund, he has had substantial experience managing non-discretionary brokerage accounts. During his tenure at Morgan Stanley, he managed accounts representing over $100 million. Mr. Demas graduated from Indiana University in 1989 with a business degree in marketing.

Management Fees

Under the terms of each Fund’s management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of its average daily net assets.  The contractual agreement is in effect through December 31, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation.

The following table describes the advisory fees paid to the Advisor by the Transferring Fund during the fiscal periods indicated:

Fiscal Year Ended	Advisory Fees Accrued	Total Fees Waived and/or Expenses Reimbursed	Net Advisory Fees Paid (Reimbursed)
August 31, 2007	$72,831	$98,275	($25,444)
August 31, 2008	$79,231	$116,225	($37,027)
August 31, 2009	$63,685	$146,486	($82,801)

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Comparison.  Both Funds' advisory fees are identical.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The terms and conditions of the Reorganization are set forth in the Agreement and Plan of Reorganization (“Reorganization Agreement”). Below is a summary of the significant provisions of the Reorganization Agreement, which is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A.

The Reorganization Agreement provides that the Transferring Fund will transfer all of its assets and liabilities to the Archer Fund.  In exchange for the transfer of these assets and liabilities, the Archer Fund will simultaneously issue shares to the Transferring Fund in an amount equal in value to the NAV of the Transferring Fund's shares.

Immediately after the transfer of the Transferring Fund's assets and liabilities, the Transferring Fund will make a liquidating distribution pro rata to its shareholders of record of all the Archer Fund shares received, so that a holder of shares in the Transferring Fund at the Closing Date of the Reorganization will receive a number of shares of the Archer Fund with the same aggregate value as the shareholder had in the Transferring Fund immediately before the Reorganization.  Such distribution will be accomplished by the transfer of Archer Fund shares credited to the account of the Transferring Fund on the books of the Archer Fund’s transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Archer Fund shares due to the shareholders of the Transferring Fund.  All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund.  Thereafter, the Transferring Fund will be liquidated and dissolved.  Redemption requests received after the Closing Date will be treated as requests received by the Archer Fund for the redemption of its shares.

The Transferring Fund does not currently issue certificates to shareholders.  Each Transferring Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund with respect to shares held on or about the Closing Date.  No shares of the Transferring Fund have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Transferring Fund shareholders.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Transferring Fund; and (ii) the receipt by the Transferring Fund and the Archer Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Transferring Fund and its shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of the Unified Series Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement are not in the best interest of the Fund's shareholders.

Generally, the Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Unified Series Trust or Archer Investment Series Trust, on behalf of either the Transferring Fund or the Archer Fund, respectively. In addition, Unified Series Trust, on behalf of the Transferring Fund, and Archer Investment Series Trust, on behalf of the Archer Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Transferring Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Agreement inadvisable for the Fund it oversees.

If the shareholders of the Transferring Fund do not approve the Reorganization, the Reorganization will not proceed until such time that the Transferring Fund shareholders approve the Reorganization.

Costs of Reorganization

The expenses relating to the Reorganization will be borne by Archer Investment Corporation, which is the Advisor of the Transferring Fund and the Archer Fund.

The expenses are estimated to be approximately $81,000.  The expenses of the Reorganization include, but are not limited to: (i) shareholder meeting and proxy costs such as printing, mailing, solicitation and tabulation; (ii) costs associated with the preparation and filing of Form N-14 and any amendments or supplements thereto (including the fees of auditors and financial printers) and the registration of the Archer Balanced Fund; (iii) costs associated with the preparation and distribution of shareholder communications (including all printing and mailing costs); (iv) costs associated with the closing of the Transferring Fund (including all costs associated in the preparation and filing of the Transferring Fund's final Form N-SAR, as well as any other required federal or state filings); (v) costs associated with any additional audits or financial statements necessary as a result of this transaction and the deregistration and closing of the Transferring Fund (including the preparation of stub financials (if needed), the conducting of any final audits and the preparation and filing of the final tax returns); (vi) any fees of banks, brokers (except as carved out above), custodians and transfer agents; (vii) any premiums, if any, for the purchase of liability tail coverage for the benefit of the Trustees of the Unified Series Trust for a period of five years following the Reorganization; and (viii) the fees of legal counsel for the Unified Series Trust and the Independent Trustees.

The Advisor will bear the expenses (including legal fees and auditor consent fees) associated with the drafting, preparation and filing of the Proxy Statement/Prospectus on Form N-14 under the Securities Act of 1933 covering Archer Fund shares to be issued pursuant to the Reorganization.  Additionally, it will bear a portion of the proxy solicitation expenses, such as postage and printing.  It will be liable for these expenses whether or not the Reorganization is consummated.

Federal Income Taxes

TO ENSURE COMPLIANCE WITH INTERNAL REVENUE SERVICE CIRCULAR 230, YOU ARE HEREBY NOTIFIED THAT THE DISCUSSION OF TAX MATTERS CONCERNING THE REORGANIZATION SET FORTH IN THIS PROXY STATEMENT/PROSPECTUS WAS WRITTEN IN CONNECTION WITH THE PROMOTION OR MARKETING (WITHIN THE MEANING OF IRS CIRCULAR 230) OF THE TRANSACTIONS DESCRIBED AND WAS NOT INTENDED OR WRITTEN TO BE USED, AND CANNOT BE USED BY ANY PERSON, FOR THE PURPOSE OF AVOIDING TAX-RELATED PENALTIES UNDER THE CODE.  YOU SHOULD SEEK ADVICE BASED ON YOUR PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

The Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the Transferring Fund nor its shareholders, nor the Archer Fund nor its shareholders, will recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement (provided that shareholders may recognize taxable income to the extent the Transferring Fund pays dividends or other distributions prior to the Reorganization). As a condition to the closing of the Reorganization, the Funds will receive an opinion from the Law Office of C. Richard Ropka, LLC to the effect that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and representations made by the Funds.

While neither the Transferring Fund nor the Archer Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

As of August 31, 2009, the Transferring Fund had unutilized federal tax capital loss carryforwards, which will expire in the following years:

2016	2017	Total
$68,795	$1,142,444	$1,211,239

The final amount of unutilized capital loss carryforwards for the Transferring Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may, in part, be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Archer Fund.  As a result, some or all of the capital loss carryforwards may expire unutilized.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Transferring Fund and its shareholders.

Capitalization

The following table sets forth, (i) the unaudited capitalization of the Transferring Fund as of the Record Date, April 16, 2010, (ii) the unaudited capitalization of the Archer Fund shares, and (iii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Funds, distributions made by the Funds, and changes in NAV occurring since the Record Date.

Fund	Net Assets	NAV Per Share	Shares Outstanding
Transferring Fund shares	$14,242,553.21	$8.83	1,612,973.1840
Archer Fund shares	$100,000.00	$10.00	10,000
Adjustment for Shares Outstanding	-	-	+1612973.1840
Pro forma Combined after Reorganization	$14,342,553.21	$8.83	1,622,973.1840

Note: There may be some minor error in the pro forma estimated combined capitalization for shares due to rounding.

REASONS FOR THE REORGANIZATION

At a meeting held on November 9, 2009, the Board of the Trust unanimously concluded that the proposed Reorganization would be in the best interests of the Transferring Fund and its shareholders.  The Trustees reviewed information about the proposed Reorganization including information provided by the Advisor.  The information provided by the Advisor included a description of the anticipated effects of the Reorganization on the advisory and related relationships of the Archer Fund.  The Advisor also provided information to the Trustees concerning: (a) the specific terms of the Reorganization; (b) the officers, trustees and service providers to the Archer Fund; (c) the management and business of the Advisor; and (d) the impact of the Reorganization on the Archer Fund and its shareholders.

Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding the continuation of the expense limitation agreement by the Advisor.  The Trustees considered the fact that the Advisor had requested the reorganization in order to attempt to reduce operating costs and to affect the Advisor’s marketing plan to grow the Archer Fund’s assets on a standalone basis.  In connection with its deliberations, the Trustees, with the advice and assistance of legal counsel, inquired into a number of matters and evaluated the above-referenced information and considered, among other things, the following in support of the proposal:

•

The fact that the investment objective of the Transferring Fund and the Archer Fund is identical;

•

The fact that the Reorganization will be tax free to shareholders of the Transferring Fund; and

•

The fact that the Advisor (and not the Funds) will bear the costs of the Reorganization.

The Trustees determined the Reorganization is in the best interests of the Transferring Fund’s shareholders.  On the basis of the information provided to the Trustees and their evaluation of that information, the Board of the Transferring Fund has approved the Reorganization.

SHAREHOLDER RIGHTS

Archer Balanced Fund

General. The Archer Balanced Fund (the “Archer Fund”) was organized as a diversified series of Archer Investment Series Trust, an Ohio business trust.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment objective of the Fund is total return. Total return is comprised of both income and capital appreciation. The investment advisor to the Fund is Archer Investment Corporation, Inc. (the “Advisor”). The Fund will commence operations on the closing date of this Reorganization.

Shares.  Archer Investment Series Trust is authorized to issue an unlimited number of shares by series and class of beneficial interest without par value.  There is currently only one (1) series under the Archer Investment Series Trust.  Shares of each series of Archer Investment Series Trust are fully paid and nonassessable when issued. Shares of each series participate equally in dividends and other distributions, except as differentiated by class, by the shares of such series, and in residual assets of that series in the event of liquidation.  Shares of each series have no preemptive, conversion, or subscription rights.  The Archer Investment Series Trust Board of Trustees shall have the authority from time to time to issue or reissue shares in one or more series of shares (including without limitation the series specifically established and designated), as they deem necessary or desirable, to establish and designate such series, and to fix and determine the relative rights and preferences as between the different series of shares as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several series shall have separate voting rights or no voting rights.  All shares within classes, if any, shall be alike in every particular. All shares of each series shall be of equal rank and have the same powers, preferences and rights, and shall be subject to the same qualifications, limitations and restrictions without distinction between the shares of different classes thereof, except with respect to such differences among such classes, as the Archer Investment Series Trust Board of Trustees shall from time to time determine to be necessary or desirable, including without limitation differences in expenses, in voting rights and in the rate or rates of dividends or distributions.

Voting Rights and Requirements. All shares shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by the 1940 Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the shareholders, each series shall vote as a separate series except (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Ohio General Corporation Law if Archer Investment Series Trust were an Ohio corporation; and (ii) as to any matter which the Trustees have determined affects only the interests of one or more series or classes, only the holders of shares of the one or more affected series or classes shall be entitled to vote thereon.

Subject to the Agreement and Declaration of Trust and the 1940 Act, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the series, to amend the Agreement and Declaration of Trust, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Agreement and Declaration of Trust, the By-laws, or the Archer Investment Series Trust Board of Trustees.

At a shareholder meeting, a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name. Shares of all series of Archer Investment Series Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of Archer Investment Series Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the series.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the series’ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the series’ outstanding shares, whichever is less.

Shareholder Meetings.  Archer Investment Series Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific series or for Archer Investment Series Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Archer Investment Series Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each series only if a matter affects or requires the vote of only that series or if that series' interest in the matter differs from the interest of other series of Archer Investment Series Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name.

Under the Agreement and Declaration of Trust, special meetings of shareholders of Archer Investment Series Trust or of any series shall be called, subject to certain conditions, upon written request of shareholders owning shares representing at least 25% of the votes entitled to be cast at such meeting.

Election and Term of Trustees.  The number of Trustees constituting the Archer Investment Series Trust Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Archer Investment Series Trust Board, provided, however, that the number of Trustees shall in no event be less than one. The Archer Investment Series Trust Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Archer Investment Series Trust Board.  The Trustees may remove any Trustee with or without cause by action of a two thirds majority. The shareholders may elect Trustees, including filling any vacancies in the Archer Investment Series Trust Board, at any meeting of shareholders called by the Archer Investment Series Trust Board for that purpose. A meeting of shareholders for the purpose of electing one or more Trustees may be called by the Archer Investment Series Trust Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee by two thirds vote.  Each Trustee shall serve during the continued lifetime of the Archer Investment Series Trust until he or she dies, resigns, retires or is removed.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Archer Investment Series Trust or to the Archer Investment Series Trust Board. Such resignation shall be effective upon receipt unless specified to be effective at some later time.

Shareholder Liability.  No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, Archer Investment Series Trust or any series.  Neither Archer Investment Series Trust nor the Trustees, nor any officer, employee or agent of Archer Investment Series Trust shall have any power to bind personally any shareholder, nor except as specifically provided herein to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Liability of Trustees.  Trustee liability is limited to the fullest extent that limitations on the liability of Trustees are permitted by the Ohio Revised Code.  A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of Archer Investment Series Trust Agreement and Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of Archer Investment Series Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by such Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, and except that no Trustee shall be indemnified against any liability to Archer Investment Series Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's office.

Reorganization. The Trustees may sell, convey and transfer the assets of Archer Investment Series Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to Archer Investment Series Trust to be held as assets belonging to another series of Archer Investment Series Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of Archer Investment Series Trust, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among the shareholders of the series the assets belonging to which have been so transferred; and if all of the assets of Archer Investment Series Trust have been so transferred, Archer Investment Series Trust shall be terminated.

Transferring Fund

General.  Archer Balanced Fund (the “Transferring Fund”) was organized as a diversified series of the Unified Series Trust, an Ohio business trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees.  The Transferring Fund commenced operations on September 27, 2005.

Shares.  The Unified Series Trust is authorized to issue an unlimited number of shares by series and class of beneficial interest without par value.  Shares of each series of Unified Series Trust are fully paid and nonassessable when issued. Shares of each series participate equally in dividends and other distributions, except as differentiated by class, by the shares of such series, and in residual assets of that series in the event of liquidation.  Shares of each series have no preemptive, conversion, or subscription rights.  The Unified Series Trust Board of Trustees shall have the authority from time to time to issue or reissue shares in one or more series of shares (including without limitation the series specifically established and designated), as they deem necessary or desirable, to establish and designate such series, and to fix and determine the relative rights and preferences as between the different series of shares as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several series shall have separate voting rights or no voting rights.  All shares within classes, if any, shall be alike in every particular. All shares of each series shall be of equal rank and have the same powers, preferences and rights, and shall be subject to the same qualifications, limitations and restrictions without distinction between the shares of different classes thereof, except with respect to such differences among such classes, as the Unified Series Trust Board of Trustees shall from time to time determine to be necessary or desirable, including without limitation differences in expenses, in voting rights and in the rate or rates of dividends or distributions.

Voting Rights and Requirements. All shares shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by the 1940 Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the shareholders, each series shall vote as a separate series except (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Ohio General Corporation Law if Unified Series Trust were an Ohio corporation; and (ii) as to any matter which the Trustees have determined affects only the interests of one or more series or classes, only the holders of shares of the one or more affected series or classes shall be entitled to vote thereon.

Subject to the Agreement and Declaration of Trust and the 1940 Act, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the series, to amend the Agreement and Declaration of Trust, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Agreement and Declaration of Trust, the By-laws, or the Unified Series Trust Board of Trustees.

At a shareholder meeting, a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name. Shares of all series of Unified Series Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of Unified Series Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the series.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the series’ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the series’ outstanding shares, whichever is less.

Shareholder Meetings.  Unified Series Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific series or for Unified Series Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Unified Series Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each series only if a matter affects or requires the vote of only that series or if that series' interest in the matter differs from the interest of other series of Unified Series Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name.

Under the Agreement and Declaration of Trust, special meetings of shareholders of Unified Series Trust or of any series shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 25% of the votes entitled to be cast at such meeting.

Election and Term of Trustees.  The number of Trustees constituting the Unified Series Trust Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Unified Series Trust Board, provided, however, that the number of Trustees shall in no event be less than one. The Unified Series Trust Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Unified Series Trust Board.  The Trustees may remove any Trustee with or without cause by action of a two thirds majority. The shareholders may elect Trustees, including filling any vacancies in the Unified Series Trust Board, at any meeting of shareholders called by the Unified Series Trust Board for that purpose. A meeting of shareholders for the purpose of electing one or more Trustees may be called by the Unified Series Trust Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee by two thirds vote.  Each Trustee shall serve during the continued lifetime of the Unified Series Trust until he or she dies, resigns, retires or is removed.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Unified Series Trust or to the Unified Series Trust Board. Such resignation shall be effective upon receipt unless specified to be effective at some later time.

Shareholder Liability.  No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, Unified Series Trust or any series.  Neither Unified Series Trust nor the Trustees, nor any officer, employee or agent of Unified Series Trust shall have any power to bind personally any shareholder, nor except as specifically provided herein to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Liability of Trustees.  Trustee liability is limited to the fullest extent that limitations on the liability of Trustees are permitted by the Ohio Revised Code.  A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of Unified Series Trust Agreement and Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of Unified Series Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by such Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, and except that no Trustee shall be indemnified against any liability to Unified Series Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's office.

Reorganization. The Trustees may sell, convey and transfer the assets of Unified Series Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to Unified Series Trust to be held as assets belonging to another series of Unified Series Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of Unified Series Trust, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among

Comparison.   There are no material differences in shareholder rights between the Archer Fund and the Transferring Fund.

INFORMATION ABOUT UNIFIED SERIES TRUST AND ARCHER INVESTMENT SERIES TRUST

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Transferring Fund Qualification as Regulated Investment Company

The Transferring Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Archer Fund Qualification as Regulated Investment Company

The Archer Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended.  Qualification generally will relieve the Archer Fund of liability for federal income taxes.  If for any taxable year the Archer Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Archer Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after August 31, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

The Archer Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Other Information

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Transferring Fund, see the Prospectus for the Fund dated December 29, 2009, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A Statement of Additional Information for the Transferring Fund dated December 29, 2009, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the Prospectus and Statement of Additional Information for the Transferring Fund are available upon request and without charge by calling toll-free (800) 238-7701.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Archer Fund, see the Prospectus for the Fund dated April 20, 2010, which has been filed with the SEC.  A Statement of Additional Information for the Archer Fund dated April 20, 2010, has been filed with the SEC.  Copies of the Prospectus and Statement of Additional Information for the Archer Fund are available upon request and without charge by calling toll-free (800) 234-7701.

Financial Statements and Shareholder Reports

The financial statements of the Archer Fund representing the initial seed audit have been audited by Patke & Associates, Ltd. of 300 Village Green Drive, Suite 210, Lincolnshire, Illinois, 60069, an independent registered public accounting firm, and are contained in the Fund’s initial Form N-1A. The Archer Fund will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report, when available, upon request.  Requests should be made by calling toll-free (800) 234-7701 or by visiting www.thearcherfunds.com.  Annual Reports and Semi-Annual Reports for the Archer Fund when available can also be found on the SEC's website at www.sec.gov.

The financial statements of the Transferring Fund for the fiscal year ended August 31, 2009 have been audited by Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, an independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The unaudited financial statements for the Transferring Fund for the period ended February 28, 2010 are contained in the Semi-Annual Report to shareholders.  The Transferring Fund will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report, upon request.  Requests should be made by calling toll-free (800) 234-7701 or by visiting www. www.thearcherfunds.com. Annual Reports and Semi-Annual Reports for the Transferring Fund are also are available on the SEC's website at www.sec.gov.

Financial Highlights

The fiscal year-end of the Transferring Fund, is August 31.  The fiscal year-end of the Archer Fund, is August 31.  Financial Highlights for both Funds are presented below as Exhibit B.

Information Requirements

Unified Series Trust and the Archer Investment Series Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Unified Series Trust and the Archer Investment Series Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

THE ARCHER INVESTMENT SERIES TRUST’S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of Unified Series Trust in connection with the Special Meeting to be held on June 2, 2010 at 10:00 a.m. Eastern time at the offices of Archer Investment Corporation, 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Transferring Fund on or about May 18, 2010.  It is expected that the solicitation of proxies will be by mail, e-mail or telephone.  Solicitation costs will not be borne by shareholders, but rather by Archer Investment Corporation, who is the Advisor of the both the Transferring Fund and the Archer Fund.  Additionally, employees of the Archer Investment Corporation may make solicitations to obtain the necessary shareholder representation at the meeting, but will receive no additional compensation for doing so.  The Board of Trustees of Unified Series Trust has fixed the close of business on April 16, 2010 as the Record Date for determining the shareholders of the Transferring Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Other Effects of Shareholder Approval

The 1940 Act generally requires that shareholders of a mutual fund series of shares approve the fund's investment advisory agreements, sub-advisory agreements and Rule 12b-1 Plan, shareholder services plans and initial members of the Board of trustees, among other things. These requirements apply to shares of the Archer Fund.

If Transferring Fund shareholders approve the proposed Reorganization, they will also be effectively approving the investment advisory agreement between the Archer Fund and Archer Investment Corporation, Rule 12b-1 Plan, and initial members of the Board of trustees, among other things.  Technically, these approvals will be accomplished by a vote of the sole shareholder of the Archer Fund before the effective date of the Reorganization.

Voting Rights and Required Vote

Each shareholder of the Transferring Fund is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of a majority of the outstanding shares of the Transferring Fund entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum for the Special Meeting. Approval of the proposed Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the Transferring Fund’s shares present at the Special Meeting if more than 50% of the outstanding shares of the Transferring Fund are present, or (ii) more than 50% of the outstanding shares of the Transferring Fund.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposals and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Unified Series Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Unified Series Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Unified Series Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Transferring Fund do not vote to approve the Reorganization Agreement, the Unified Series Trust’s Board of Trustees will consider other possible courses of action in the best interests of shareholders. If the shareholders of the Transferring Fund do not approve the reorganization, the reorganization will not proceed until such time that shareholders of the Transferring Fund approve the Reorganization.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.  The costs of any additional solicitation and of any adjourned session will be borne by Archer Investment Corporation.

A shareholder of the Transferring Fund who objects to the proposed Reorganization will not be entitled under either Ohio law or the Agreement and Declaration of Trust of the Unified Series Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed will not result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Archer Fund that they receive in the transaction at its then-current NAV.  Shares of the Transferring Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Transferring Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Unified Series Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Unified Series Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Unified Series Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise the Unified Series Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

All the expenses of preparing and soliciting proxies for the Proposals will be paid whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the Transferring Fund at the close of business on April 16, 2010, the Record Date, are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Transferring Fund:

Fund	Number of Shares
Transferring Fund shares	1,618,537.8420

The votes of the shareholders of the Archer Fund are not being solicited because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization.

Security Ownership of Certain Beneficial Owners and Management

Transferring Fund

As of the Record Date, there are no shareholders who are deemed to control the Transferring Fund, as that term is defined under the 1940 Act.

The following table provides certain information as of April 16, 2010, the Record Date for the Special Meeting, with respect to those persons known to the Transferring Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:

RECORD OR BENEFICIAL OWNER NAMES AND ADDRESSES SHARES	STATUS	PERCENT OF THE FUND
None

As of April 16, 2010, the Record Date for the Special Meeting, the Trustees and officers of Unified Series Trust owned no shares of the Transferring Fund.

Archer Fund

The following table provides certain information as of April 16, 2010, the Record Date for the Special Meeting, with respect to those persons known to the Archer Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:

RECORD OR BENEFICIAL OWNER NAMES AND ADDRESSES SHARES	STATUS	PERCENT OF THE FUND
Troy C. Patton	I	100%

The following table provides certain information as of April 16, 2010, the Record Date for the Special Meeting, with respect to the beneficial ownership, if any, of the Transferring Fund’s shares by (1) each Trustee and officer and (2) all Trustees and officers as a group of the Unified Series Trust: None

Receipt of Shareholder Proposals

If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the Unified Series Trust, if any, such proposal must be received by the Unified Series Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act or as they may determine in their discretion.

OTHER BUSINESS

The Unified Series Trust Board knows of no other business to be brought before the Special Meeting.  However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Unified Series Trust by calling (317) 917-7000

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, OR BY PHONE.  INFORMATION ON THE VARIOUS MANNERS OF VOTING IS SET FORTH IN THE ENCLOSED PROXY.

By Order of the Unified Series Trust Board,

/s/ Heather Bonds

Heather Bonds, Secretary

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of November, 2009, by and between Unified Series Trust (“Unified”), an Ohio business trust, with its principal place of business at 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208, with respect to its series, the Archer Balanced Fund, (the “Transferring Fund”), and the Archer Series Trust (“Archer”), an Ohio business trust, with its principal place of business at 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240, with respect to its series, the Archer Balanced Fund, (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  This Agreement is entered into for the purpose of merging all of the assets and liabilities of Transferring Fund with and into Acquiring Fund.  To accomplish such merger and reorganization, the parties hereto shall:  (i) transfer of all of the assets of the Transferring Fund in exchange for shares of beneficial interest, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”) as set forth on Schedule A attached hereto; (ii) cause the Acquiring Fund to assume the liabilities of the Transferring Fund; and (iii) distribute, after the Closing Date hereinafter referred to, the Acquiring Fund Shares to the shareholders of the Transferring Fund and terminate the Transferring Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).  Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to the Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

WHEREAS, the Transferring Fund is a separate series of Unified and the Acquiring Fund is a separate series of Archer, and each of Unified and Archer is an open-end, registered management investment company.  The Transferring Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Trustees of Unified have determined that the Reorganization, with respect to the Transferring Fund, is in the best interests of the Transferring Fund’s shareholders and that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR

ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TRANSFERRING

FUND’S LIABILITIES AND TERMINATION OF THE TRANSFERRING FUND

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THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of its assets and liabilities, as set forth in paragraphs 1.2 and 1.3 respectively, to an identically-named Acquiring Fund.  In exchange, the Acquiring Fund agrees (i) to deliver to the Transferring Fund the number of full and fractional shares of the Acquiring Fund equal in value to the value of full and fractional shares of the Transferring Fund then outstanding and (ii) to assume the liabilities of the Transferring Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing date provided for in paragraph 3.1 (“Closing Date”).

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ASSETS TO BE ACQUIRED.  The assets of the Transferring Fund to be acquired by the identically-named Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of such Transferring Fund on the Closing Date.

The Transferring Fund has provided the Acquiring Fund with its most recent audited financial statements that contain a list of all of the Transferring Fund’s assets as of the date of such statements.  The Transferring Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

The Transferring Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Transferring Fund’s portfolio securities and other investments.

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LIABILITIES TO BE ASSUMED.  The Transferring Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date.  The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Transferring Fund prepared on behalf of the Transferring Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.  The Acquiring Fund shall assume all of the liabilities of the Transferring Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date whether or not they are reflected on the Statement of Assets and Liabilities.

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LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”):  (a) the Transferring Fund will make a liquidating distribution, pro rata to its shareholders of record (the “Transferring Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to terminate as set forth in paragraph 1.9 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Transferring Fund Shareholders, and representing the pro rata number of Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  The Transferring Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund before the Effective Time (as defined in paragraph 3.1) with respect to Transferring Fund shares that are held of record by the Transferring Fund Shareholder at the Effective Time on the Closing Date.

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OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued simultaneously to its corresponding Transferring Fund, in an amount equal in value to the NAV of the Transferring Fund’s shares, to be distributed to shareholders of the Transferring Fund.

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TRANSFER TAXES.  Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

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REPORTING RESPONSIBILITY.  Any reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund, up to and including the Closing Date, and such later date on which the Transferring Fund is terminated.

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TERMINATION.  The Transferring Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE

VALUATION

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VALUATION OF ASSETS.  The value of the Transferring Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date (such time and date being hereinafter called a “Valuation Date”), using the valuation procedures set forth in Unified’s Declaration of Trust and the Transferring Fund’s then current prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.  The Acquiring Fund and Transferring Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Transferring Fund.

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VALUATION OF SHARES.  The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Archer’s Agreement and Declaration of Trust and the Acquiring Fund’s then current prospectus and Statement of Additional Information.

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SHARES TO BE ISSUED.  The number of the Acquiring Fund’s shares to be issued (including fractional shares) shall be equal in net asset value to the net asset value of the corresponding Transferring Fund’s shares then outstanding.  Upon the Transferring Fund’s liquidating distribution the holder of shares of the Transferring Fund will receive shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

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DETERMINATION OF VALUE.  All computations of value shall be made by Unified Fund Services, Inc. (“UFS”) in accordance with its regular practice in pricing the shares and assets of the Transferring Fund.

ARTICLE

CLOSING AND CLOSING DATE

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CLOSING DATE AND LOCATION.  The closing (the “Closing”) will be on or about April 19, 2010 or such other date(s) as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided.  The Closing shall be held as of 9:00 a.m. Eastern Standard Time (the “Effective Time”) at the offices of UFS, or at such other time and/or place as the parties may agree, or by exchanging executed copies of required documents among the parties.

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CUSTODIAN’S CERTIFICATE.  Huntington National Bank, as custodian for the Transferring Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Transferring Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

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EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Transferring Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

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TRANSFER AGENT’S CERTIFICATE.  UFS, as transfer agent for the Transferring Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Transferring Fund Shareholders, and the number and percentage ownership of outstanding shares owned by the Shareholder immediately prior to the Closing.  The Acquiring Fund shall cause Mutual Shareholders Services, LLC, its transfer agent, to also issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Unified or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund Shares have been credited to the Transferring Fund’s account on the books of the Acquiring Fund.  At the Closing, the party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE

REPRESENTATIONS AND WARRANTIES

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REPRESENTATIONS OF THE TRANSFERRING FUND.  Unified and the Transferring Fund represent and warrant to Archer and the Acquiring Fund as follows:

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The Transferring Fund is a separate series of Unified, a business trust, duly organized, validly existing and in good standing under the laws of the State of Ohio.

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The Transferring Fund is a separate series of an Ohio business trust that is registered as an open-end management investment company, and its registration with the U.S.  Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”) is in full force and effect.

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The current prospectus and Statement of Additional Information of the Transferring Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of Unified’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

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The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

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Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement.  The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Transferring Fund’s business or its ability to consummate the transactions contemplated herein.

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The financial statements of the Transferring Fund, if any, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of the last date of its most recently completed fiscal year in all material respects as of that date, and there are no known contingent liabilities of the Transferring Fund as of that date not disclosed in such statements.

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Since the last date of its most recently completed fiscal year (if applicable), there have been no material adverse changes in the Transferring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

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At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Transferring Fund’s and Unified’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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All issued and outstanding shares of the Transferring Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund.  All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transferring Fund’s transfer agent as provided in paragraph 3.4.  The Transferring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, and has no outstanding securities convertible into any of the Transferring Fund shares.

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At the Closing Date, the Transferring Fund will have good and marketable title to the Transferring Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets.  Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

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The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund.  Subject to approval by the Transferring Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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The information to be furnished by the Transferring Fund for use in no- action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

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From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Transferring Fund with respect to the Transferring Fund for use in the Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

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The Transferring Fund has elected to qualify and has qualified as a “regulated investment company” (a “RIC”) under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for all periods or portions thereof through the Effective Time.

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No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Ohio law for the execution of this Agreement by Unified, for itself and on behalf of the Transferring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required, in the opinion of its counsel, subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of each of the Acquiring and Transferring Fund.

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REPRESENTATIONS OF THE ACQUIRING FUND.  Archer and the Acquiring Fund represent and warrant to Unified and the Transferring Fund as follows:

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The Acquiring Fund is a separate series of Archer, a business trust, duly organized, validly existing and in good standing under the laws of the State of Ohio.

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The Acquiring Fund is a separate series of an Ohio business trust that is registered as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.  The Registration Statement will be effective on or before the Closing Date.

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The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

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The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of Archer’s Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

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Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

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The financial statements of the Acquiring Fund, if any, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Transferring Fund) fairly reflect the financial condition of the Acquiring Fund as of the date presented in all material respects as of that date, and there are no known contingent liabilities of the Acquiring Fund as of that date not disclosed in such statements.

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Since the date of the financial statements referenced in (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Transferring Fund.  For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

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At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund and Archer required by law to be filed by such date (if any), shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s and Archer’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

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The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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The information to be furnished by the Acquiring Fund for use in no- action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

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From the effective date of the Registration Statement, through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by Archer with respect to the Acquiring Fund for use in the Proxy Statement, the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

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The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or Ohio law, for the execution of this Agreement by Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Trust (except as provided in paragraph 4.3), for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date in the opinion of its counsel,. it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of each of the Acquiring and Transferring Fund.

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The Acquiring Fund intends to qualify as a RIC under the Code; the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

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Archer has filed the Registration Statement, and such Registration Statement shall be effective on or before the Closing Date.

ARTICLE

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

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OPERATION IN ORDINARY COURSE.  Subject to paragraph 8.5, the Acquiring Fund and Transferring Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

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APPROVAL OF SHAREHOLDERS.  Unified will call a special meeting of Transferring Fund Shareholders to consider and act upon this Agreement and the Reorganization, and to take all other action necessary to obtain approval of the transactions contemplated herein.

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INVESTMENT REPRESENTATION.  The Transferring Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

.

ADDITIONAL INFORMATION.  The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund’s shares.

.

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Transferring Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

.

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the applicable Closing Date, the Transferring Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Transferring Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen Fund Audit Services, Ltd.  and certified by Unified’s Treasurer.

.

PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT.

()

Archer will prepare and cause to be filed with the Commission a registration statement on Form N-14 (the “Registration Statement”), under the 1933 Act and 1940 Act, relating to the Acquiring Fund, which, without limitation, shall include no material changes in the investment objective, policies, restrictions and limitations, nor management fees, 12b-1 fees, other applicable fees to those of the Transferring Fund.

()

Unified shall prepare a combined registration statement/proxy statement on SEC Form N-14 and Schedule 14A under the 1934 Act for the Transferring Fund soliciting approval from the Transferring Fund Shareholders in connection with the meeting of the Transferring Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein (the “Proxy Statement”).  The Acquiring Fund will provide the Transferring Fund with the materials and information necessary to prepare the Proxy Statement.

.

INDEMNIFICATION.

()

Archer will assume all liabilities and obligations with respect to the Transferring Fund relating to any obligation of Unified to indemnify its current and former Trustees and officers, acting in their capacities as such with respect to the Transferring Fund, to the fullest extent permitted by law and Unified’s Declaration of Trust, as in effect as of the date of this Agreement.  Without limiting the foregoing, Archer agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under Unified’s Declaration of Trust as in effect as of the date of this Agreement with respect to the Transferring Fund shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against Archer, its successors or assigns.

()

The Acquiring Fund agrees to indemnify and hold harmless Unified, the Transferring Fund and Unified’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which they may become subject and which are not reimbursed from available insurance proceeds, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Archer or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

()

The Transferring Fund agrees to indemnify and hold harmless Archer, the Acquiring Fund and Archer’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which they may become subject and which are not reimbursed from available insurance proceeds, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Unified or the Transferring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

.

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date.  The Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in the Acquiring Fund’s name by Archer’s President or Vice President and its Treasurer, in form and substance satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

.

The Transferring Fund shall have received on the Closing Date an opinion from Law office of C. Richard Ropka, LLC, counsel to Archer, dated as of such Closing Date, in a form reasonably satisfactory to the Transferring Fund, covering the following points:

()

Archer is a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio, and, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

()

Archer is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission is in full force and effect.

()

This Agreement has been duly authorized, executed, and delivered by Archer on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

()

Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

()

The Registration Statement has been declared effective by the Commission and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Ohio is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

()

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of Archer’s Declaration of Trust or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in the case known to such counsel) to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

()

In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

()

To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Ohio is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

()

In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to the Acquiring Fund or any of its properties or assets.  In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, to the knowledge of such counsel, the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’ business, other than as previously disclosed in the Registration Statement.

For purposes of this Article VI, references to the Proxy Statement include and relate to only the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

.

Except as provided in this Agreement, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies, restrictions and limitations, nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement.

.

For the period beginning at the Closing Date and ending not less than five years thereafter, Archer, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Unified, covering the actions of such Trustees and officers of Unified for the period they served as such with respect to the Transferring Fund.

.

Unified shall have received a letter of indemnification from Archer Investment Corporation stating that it agrees to indemnify Unified, its employees, agents, trustees and officers (each an “Indemnified Party”) against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other direct (but not indirect, special or consequential) expenses arising out of any shareholder litigation, SEC staff inquiries, investigations or SEC disciplinary action taken with respect to any of the Transferring Fund, except to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses are a result of breach of the Agreement by an Indemnified Party.

ARTICLE

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by the Transferring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

.

All representations, covenants, and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Transferring Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Transferring Fund’s name by Unified’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

.

The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund’s assets and liabilities, together with a list of the Transferring Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Unified.

ARTICLE

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND TRANSFERRING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

.

This Agreement and the transactions contemplated herein, with respect to the Transferring Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with Ohio law and the provisions of Unified’s Declaration of Trust and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

.

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

.

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may waive any such conditions for itself.

.

The Registration Statement shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

.

The Transferring Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Transferring Fund’s net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

.

The parties shall have received a favorable opinion of the Law Office of C. Richard Ropka, LLC, firm for Archer addressed to the Acquiring Fund and Transferring Fund substantially to the effect that for federal income tax purposes with respect to the Transferring Fund:

()

The transfer of all of the Transferring Fund’s assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund (followed by the distribution of Acquiring Fund Shares to the Transferring Fund Shareholders and the termination of the Transferring Fund) will constitute a “reorganization” within the meaning of Section 3 68(a) of the Code (the “Reorganization”) and the Acquiring Fund and the Transferring Fund will the be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

()

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

()

No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Transferring Fund Shareholders in exchange for such shareholders’ shares of the Transferring Fund.

()

No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for Acquiring Fund Shares in the Reorganization.

()

The aggregate tax basis for Acquiring Fund Shares received by the Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund Shares to be received by the Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder, provided the Transferring Fund shares are held as capital assets at the time of the Reorganization.

()

The tax basis of the Transferring Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Reorganization.  The holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

()

The Acquiring Fund will succeed to and take into account the items of the identically-named Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as the Law Office of C. Richard Ropka, LLC Firm reasonably may request, and the Transferring Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE

EXPENSES

.

Except as otherwise provided for herein, Archer Investment Corporation shall bear all expenses of the transactions contemplated by this Agreement.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transaction, (g) the cost of winding up and liquidating the Transferring Fund, (h) expenses incurred by Unified in obtaining so-called “tail” or “run-off” trustees & officers insurance coverage in respect of the activities of the current and former trustees and officers of Archer as they relate to the Transferring Fund, for a period ending five years after the date of the change of domicile; and (i) all fees listed on the closing/merger schedule provided by UFS.  Archer Investment Corporation shall remain liable for expenses in the event this Agreement is terminated pursuant to paragraph 11.1.

ARTICLE

ENTIRE AGREEMENT; SURVIVAL

.

Archer, on behalf of the Acquiring Fund, and Unified, on behalf of the Transferring Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

.

The representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE

TERMINATION

.

This Agreement may be terminated by the mutual agreement of Archer and Unified.  In addition, either Archer or Unified may at its option terminate this Agreement at or prior to either Closing Date due to:

()

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days of notice of such breach;

()

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

()

a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Transferring Fund, Archer, Unified, the respective Trustees or officers, to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE

AMENDMENTS

12.1

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Transferring Fund and Acquiring Fund; provided, however, that following the meeting of the Transferring Fund Shareholders called by the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

ARTICLE

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

.

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

.

This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Archer personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of Archer.  The execution and delivery of this Agreement have been authorized by the Trustees of Archer on behalf of the Acquiring Fund and signed by authorized officers of Archer, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Archer’s Agreement and Declaration of Trust.

.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Unified personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of Unified.  The execution and delivery of this Agreement have been authorized by the Trustees of Unified on behalf of the Acquired Fund and signed by authorized officers of Unified, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Unified’s Agreement and Declaration of Trust.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ARCHER SERIES TRUST,

on behalf of the Acquiring Fund

By: /s/ Troy C. Patton

Name:  Troy Patton

Title:  President

UNIFIED SERIES TRUST,

on behalf of the Transferring Fund

By:/s/ Melissa Gallagher

Name: Melissa Gallagher

Title:  President

ARCHER INVESTMENT CORPORATION

with respect to Paragraph 9.1 and 6.5

By: /s/ Troy Patton

Name:  Troy Patton

Title:  Managing Member

Schedule A

Shareholders of the Transferring Fund will receive shares of the Acquiring Fund

Archer Balanced Fund a separate series of the Unified Series Trust (Transferring Fund)	Archer Balanced Fund a separate series of the Archer Series Trust (Acquiring Fund)

•

Acquiring Fund is a newly created series of the Archer Series Trust.

AMENDMENT TO AGREEMENT AND PLAN OF REORGANIZATION

This Amendment to the Agreement and Plan of Reorganization is entered into and effective as of March 31, 2010, by and between Unified Series Trust (“Unified”), an Ohio business trust, with respect to its series, the Archer Balanced Fund (the “Transferring Fund”), and the Archer Investment Series Trust (“Archer”), an Ohio business trust.

WHEREAS, Unified and Archer (formerly known as the “Archer Series Trust”) entered into an Agreement and Plan of Reorganization (the “Agreement”) dated as of November 9, 2009, and they desire to amend the Agreement as provided herein;

NOW THEREFORE, in consideration of the mutual covenants and promises set forth herein, and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

1.

Amendment.   The name “Archer Series Trust” is hereby deleted in its entirety from the Agreement and replaced with the name, “Archer Investment Series Trust.”

2.

Counterparts.  This Amendment may be executed in counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

3.

Modification and Governing Law.  This Amendment may not be modified except by a writing signed by authorized representatives of the parties to this Amendment.  This Amendment shall be governed by and construed and interpreted in accordance with the laws of the State of Ohio.

IN WITNESS WHEREOF, the parties have executed this Amendment to the Agreement effective as of the date first above written.

UNIFIED SERIES TRUST                                  ARCHER INVESTMENT SERIES TRUST

By:  Melissa Gallagher______

By: _/s/ Troy C. patton_____________________________

Name: Melissa Gallagher

Name: Troy C. Patton

Title: President

Title: President

EXHIBIT B

ARCHER BALANCED FUND

a separate series of the Unified Series Trust

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Transferring Fund’s financial performance.  The Archer Fund is a continuation of the Predecessor Fund, the Transferring Fund and, therefore, the financial information includes results of the Predecessor Fund.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in shares of the Archer Fund, assuming reinvestment of all dividends and distributions. The information is derived from the Transferring Fund’s financial statements audited by Cohen Fund Audit Services, Ltd., the Transferring Fund’s Independent Registered Public Accounting Firm, whose report, along with the Transferring Fund’s financial statements, are included in the Fund’s August 31, 2009 annual report, which is available upon request.

Archer Balanced Fund
Financial Highlights
(For a share outstanding during each period)

	Year Ended		Year Ended	Year Ended		Period Ended
	August 31, 2009		August 31, 2008	August 31, 2007		August 31, 2006	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 9.68		$ 11.31	$ 10.75		$ 10.00

Income (loss) from Investment Operations:
Net investment income	0.17	(b)	0.33	0.29		0.29
Net realized and unrealized gain (loss)	(1.48)		(1.46)	0.79		0.53
Total from investment operations	(1.31)		(1.13)	1.08		0.82

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.25)	(0.29)		(0.07)
From net capital gain	-		(0.25)	(0.23)		-
Total distributions	(0.28)		(0.50)	(0.52)		(0.07)

Paid in capital from redemption fees	-	(c)	-	-	(c)	-	(c)

Net asset value, end of period	$ 8.09		$ 9.68	$ 11.31		$ 10.75

Total Return (d)	-13.28%		-10.46%	10.09%		8.24%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 10,490		$ 9,909	$ 10,749		$ 8,112
Ratio of expenses to average net assets	1.20%		1.20%	1.20%		1.20%	(f)
Ratio of expenses to average net assets
before reimbursement	2.93%		2.30%	2.21%		3.00%	(f)
Ratio of net investment income to
average net assets	2.29%		3.20%	2.86%		3.27%	(f)
Ratio of net investment income to
average net assets before reimbursement	0.57%		2.10%	1.85%		1.47%	(f)
Portfolio turnover rate	79.42%		115.68%	66.98%		82.91%

(a) For the period September 27, 2005 (the date the Fund commenced operations) through August 31, 2006.
(b) Per share net investment income has been calculated using the average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

ARCHER BALANCED FUND

a separate series of the Archer Investment Series Trust

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Archer Fund's financial performance since its inception.  The Archer Fund has not yet begun operations and will do so upon the date of the Reorganization proposed herein. The following financial information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.   The information for the initial seed audit has been audited by Patke & Associates, Ltd., an independent registered public accounting firm, whose report is included in the initial registration statement, which is available upon request.

ARCHER BALANCED FUND

 (a series of the Archer Investment Series Trust)

FINANCIAL STATEMENT

FEBRUARY 18, 2010

CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

1

FINANCIAL STATEMENT

       Statement of Assets and Liabilities

2

       Notes to Financial Statement

3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of the Archer Balanced Fund

a series of the Archer Investment Series Trust

Indianapolis, Indiana

We have audited the accompanying statement of assets and liabilities of the Archer Balanced Fund (the “Fund”), a series of the Archer Investment Series Trust (the “Trust”), as of February 18, 2010.   This financial statement is the responsibility of the Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Archer Balanced Fund, a series of the Archer Investment Series Trust as of February 18, 2010 in conformity with accounting principles generally accepted in the United States of America.

/s/ Patke & Associates, Ltd.

Patke & Associates, Ltd.

Lincolnshire, Illinois

March 10, 2010

ARCHER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 18, 2010

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See accompanying notes

ARCHER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 18, 2010

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ORGANIZATION

The Archer Balanced Fund (the “Fund”) was organized as a diversified series of the Archer Investment Series Trust (the “Trust”) on January 28, 2010. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 2009 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment advisor to the Fund is the Archer Investment Corporation, Inc. (the “Advisor”).

The Fund seeks total return.  Total return is composed of both income and capital appreciation.

The Fund has had no operations to date other than matters relating to organizational matters and the sale of 10,000 shares of beneficial interest to its shareholder as indicated below.

     Value of

Name

Relationship

Shares Purchase

Shares Purchase

Troy Patton

President and Portfolio Manager

      $100,000

        10,000

of the Advisor

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

NET ASSET VALUE

The price (net asset value) of the shares of the Fund is determined as of the close of trading (normally 4:00p.m. Eastern time) on each day the Trust is open for business and on any other day which there is sufficient trading in the Fund’s securities to materially affect the net asset value.

SECURITIES VALUATION

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign

SIGNIFICANT ACCOUNTING POLICIES, Continued

ARCHER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 18, 2010

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securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The Trust’s fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise.  Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES

The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

EXPENSES

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

SECURITY TRANSACTIONS AND RELATED INCOME

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net

SIGNIFICANT ACCOUNTING POLICIES, Continued

ARCHER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 18, 2010

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realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. To date there were no such reclassifications that were material.

REDEMPTION FEE

The Fund charges a 0.5% redemption fee for shares held less than 30 days.

OPTIONS WRITTEN

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

AGREEMENTS WITH MANAGEMENT AND SERVICE PROVIDERS

MANAGEMENT AND ADMINISTRATION

The Fund has a management agreement (the “Management Services Agreement”) with the Advisor.  Under the terms of the Management Services Agreement the Advisor manages the Fund’s investments subject to approval

AGREEMENTS WITH MANAGEMENT AND SERVICE PROVIDERS, Continued

ARCHER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 18, 2010

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of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The fee will commence at the time of reorganization.

In addition, the Advisor provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Advisor receives a monthly fee from the Fund equal to an annual rate of 0.50% of the Fund’s average daily net assets under $50 million, 0.07% of the Fund’s average daily net assets from $50 million to $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $150 million, and 0.03% of the Fund’s average daily net assets over $150 million (subject to a minimum fee of $2,500 per month). The fee will commence at the time of reorganization.

The Advisor contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of its average daily net assets.  The contractual agreement is in effect through December 31, 2011.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation.

CUSTODIAN

The Fund has entered into a custodial services agreement with The Huntington National Bank (the “Custodian”).  The Custodian acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.  For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of the assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  The fees paid to the Custodian by the Fund are subject to a $250 monthly minimum fee per account.

TRANSFER AGENT AND ACCOUNTING SERVICES

The Fund has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”).  As stated in the agreement MSS acts as the Fund’s transfer agent, administrator, fund accountant and dividend disbursing agent.  MSS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  For its services as fund accountant and fund transfer agent, MSS receives a monthly fee from the Fund calculated on the total net assets and the total number of shareholders. It is anticipated, that after the reorganization the total monthly fees to be received by MSS will be $9,300 for its transfer agency services until the total number of shareholders exceeds 800, and $22,200 for its accounting services until the total assets exceed $20 million dollars.  MSS will also receive reimbursement from the fund for all reasonably incurred out-of-pocket expenses it

AGREEMENTS WITH MANAGEMENT AND SERVICE PROVIDERS, Continued

ARCHER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 18, 2010

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incurs in conjunction with the performance of these services.  The fee will commence at the time of reorganization.

ORGANIZATIONAL EXPENSES

The Advisor has agreed to pay all initial organizational expenses of the Fund and the Trust.

SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 10, 2010, the date the financial statements were issued.  There were no subsequent events to disclose.

STATEMENT OF ADDITIONAL INFORMATION

April 20, 2010

ARCHER INVESTMENT SERIES TRUST

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, April 20, 2010, for the Special Meeting of Shareholders of Unified Series Trust with respect to its series, the Archer Balanced Fund, to be held on June 2, 2010. At the Special Meeting, shareholders of the Archer Balanced Fund will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between Unified Series Trust, on behalf its separate series the Archer Balanced Fund (the “Transferring Fund”), and the Archer Investment Series Trust, on behalf of its separate series the Archer Balanced Fund (the “Archer Fund”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling (800)238-7701. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Transferring Fund is contained in and incorporated by reference to the Statement of Additional Information for the Unified Series Trust, dated December 29, 2009.  The unaudited financial statements and related independent registered public accountant's report for Unified Series Trust contained in the Semi-Annual Report to Shareholders for the period ending February 28,, 2009, are incorporated herein by reference. Copies are available upon request and without charge by calling (800)238-7701.  These documents are also available on the SEC's website at www.sec.gov.

Further information about the Archer Fund is contained in and incorporated by reference to the Statement of Additional Information for the Archer Fund as a series of Archer Investment Series Trust, dated April 20, 2010. Archer Fund will begin operations on the date of the Reorganization proposed herein. Copies are available upon request and without charge by calling (800)238-7701.  These documents are also available on the SEC's website at www.sec.gov.